Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 27,854,224	$ 4,370,936	¥ 8,938,341
Time deposits and short-term investments	19,668,239	3,086,376	19,701,382
Prepayments and other current assets, net of allowance for credit losses of nil, and RMB2,192 as of December 31, 2020 and 2021, respectively	480,680	75,429	353,655
Total current assets	52,380,414	8,219,631	31,391,109
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	0
Long-term investments	156,306	24,528	162,853	¥ 126,181	¥ 177,141
Total non-current assets	9,468,499	1,485,812	4,982,167
Total assets	61,848,913	9,705,443	36,373,276
Current liabilities:
Accruals and other current liabilities	1,879,368	294,914	647,459
Total current liabilities	12,108,252	1,900,050	4,309,221
Noncurrent liabilities:
Long-term borrowings	5,960,899	935,395	511,638
Total non-current liabilities	8,676,359	1,361,508	2,260,458
Total liabilities	20,784,611	3,261,558	6,569,679
SHAREHOLDERS' DEFICIT
Treasury Shares	(89)	(14)
Additional paid-in capital	49,390,486	7,750,445	37,289,761
Accumulated other comprehensive loss	(1,521,871)	(238,815)	(1,005,184)
Accumulated deficit	(6,805,635)	(1,067,953)	(6,482,225)
Total shareholders' equity	41,064,302	6,443,885	29,803,597	(5,674,531)	(2,395,775)
Total liabilities and shareholders' equity	61,848,913	9,705,443	36,373,276
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Class A/B Ordinary Shares	1,176	185	1,010
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Class A/B Ordinary Shares	235	$ 37	235
Parent company | Reportable legal entity
Current assets:
Cash and cash equivalents	14,762,875		1,149,374	¥ 641,007	¥ 641,007	¥ 45,341
Time deposits and short-term investments	7,020,662		14,486,070
Amounts due from subsidiaries of the Group	23,763,053		14,065,341
Prepayments and other current assets, net of allowance for credit losses of nil, and RMB2,192 as of December 31, 2020 and 2021, respectively	10,211
Total current assets	45,556,801		29,700,785
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	890,788		42,754
Long-term investments	28,452		64,916
Total non-current assets	919,240		107,670
Total assets	46,476,041		29,808,455
Current liabilities:
Accruals and other current liabilities	13,798		4,858
Total current liabilities	13,798		4,858
Noncurrent liabilities:
Long-term borrowings	5,397,941
Total non-current liabilities	5,397,941
Total liabilities	5,411,739		4,858
SHAREHOLDERS' DEFICIT
Treasury Shares	(89)
Additional paid-in capital	49,390,486		37,289,761
Accumulated other comprehensive loss	(1,521,871)		(1,005,184)
Accumulated deficit	(6,805,635)		(6,482,225)
Total shareholders' equity	41,064,302		29,803,597
Total liabilities and shareholders' equity	46,476,041		29,808,455
Parent company | Reportable legal entity | Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Class A/B Ordinary Shares	1,176		1,010
Parent company | Reportable legal entity | Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Class A/B Ordinary Shares	¥ 235		¥ 235